November 1, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:               RiverSource California Tax-Exempt Trust
                       RiverSource California Tax-Exempt Fund

                  Post-Effective Amendment No. 37
                  File No. 33-5103/811-4646


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Registrant's Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on October 26, 2006.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.